Deposits	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Deposits
Note 7. Deposits
(1)(
2
)

$ millions, as at							2024 Jan. 31	2023 Oct. 31
	Payable on demand	(3)	Payable after notice	(4)	Payable on a fixed date	(5)(6)	Total	Total
Personal	$ 13,612		$ 124,922		$ 104,788		$243,322	$239,035
Business and government (7)	97,213		98,812		212,186		408,211	412,561
Bank	12,774		167		10,157		23,098	22,296
Secured borrowings (8)	–		–		49,914		49,914	49,484
	$ 123,599		$ 223,901		$ 377,045		$724,545	$723,376
Comprises:
Held at amortized cost							$685,775	$687,737
Designated at fair value							38,770	35,639
							$724,545	$723,376
Total deposits include (9) :
Non-interest-bearing deposits
Canada							$81,205	$84,165
U.S.							12,382	12,816
Other international							5,595	5,821
Interest-bearing deposits
Canada							497,374	488,490
U.S.							91,970	95,109
Other international							36,019	36,975
							$724,545	$723,376
(1)
Includes deposits of $262.5 billion (October 31, 2023: $258.4 billion) denominated in U.S. dollars and deposits of $51.8 billion (October 31, 2023: $53.6 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $1.5 billion (October 31, 2023: $1.6 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $56.9 billion (October 31, 2023: $60.8 billion) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)
Includes $15.6 billion (October 31, 2023: $14.6 billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(8)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.